Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.3%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40((cost $7,115,673)	3,806,918	GBP	$6,702,016
Bank Loans and Mezzanine Loans– 3.5%
Communications – 1.0%
Hunter Holdco 3 Ltd,
Euro Interbank Offered Rate 3 Month + 4.0000%, 4.0000%, 8/19/28ƒ,‡	5,080,000	EUR	5,880,000
Hunter Holdco 3 Ltd, ICE LIBOR USD 3 Month + 4.2500%, 4.7500%, 8/19/28ƒ,‡	$9,038,737		9,072,633
Lorca Finco PLC,
Euro Interbank Offered Rate 3 Month + 4.2500%, 4.2500%, 9/17/27‡	3,000,000	EUR	3,476,923
Ziggo BV,
Euro Interbank Offered Rate 3 Month + 3.0000%, 3.0000%, 1/31/29ƒ,‡	7,250,000	EUR	8,300,877
			26,730,433
Consumer Cyclical – 0.6%
Loire Finco Luxembourg,
Euro Interbank Offered Rate 12 Month + 3.0000%, 3.0000%, 4/21/27‡	2,850,000	EUR	3,245,840
Loire Finco Luxembourg, ICE LIBOR USD 1 Month + 3.2500%, 3.3341%, 4/21/27‡	4,779,802		4,678,231
Loire Finco Luxembourg, ICE LIBOR USD 1 Month + 3.7500%, 4.5000%, 4/21/27‡	2,944,967		2,922,880
Verisure Holding AB,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 3/27/28ƒ,‡	4,250,000	EUR	4,890,643
			15,737,594
Consumer Non-Cyclical – 1.1%
CAB SELAS,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 2/9/28ƒ,‡	7,580,000	EUR	8,731,560
IVC Acquisition Ltd,
Sterling Overnight Index Average + 4.5000%, 4.5479%, 2/13/26ƒ,‡	13,780,000	GBP	18,572,220
Refresco Holding BV,
Euro Interbank Offered Rate 3 Month + 2.7500%, 2.7500%, 3/28/25‡	3,000,000	EUR	3,447,875
			30,751,655
Technology – 0.8%
Acuris Finance US Inc, ICE LIBOR USD 3 Month + 4.0000%, 4.5000%, 2/16/28‡	2,568,177		2,575,060
I-Logic Technologies Bidco Ltd,
Euro Interbank Offered Rate 3 Month + 4.0000%, 4.0000%, 2/16/28‡	5,920,250	EUR	6,869,714
McAfee LLC,
Euro Interbank Offered Rate 3 Month + 3.5000%, 3.5000%, 9/30/24‡	1,152,133	EUR	1,335,065
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 3.8400%, 9/30/24‡	1,626,176		1,626,388
RealPage Inc, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 4/24/28ƒ,‡	11,051,094		11,013,078
			23,419,305
Total Bank Loans and Mezzanine Loans (cost $97,828,430)			96,638,987
Corporate Bonds– 59.6%
Banking – 9.3%
Bank of America Corp,
Canada Bankers Acceptances 3 Month + 1.2020%, 3.4070%, 9/20/25‡	2,500,000	CAD	2,084,936
Bank of America Corp,
Euro Interbank Offered Rate 3 Month + 3.6700%, 3.6480%, 3/31/29‡	8,000,000	EUR	11,113,404
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	9,780,000		13,520,850
Barclays PLC, US Treasury Yield Curve Rate 5 Year + 3.4100%, 4.3750%‡,µ	13,500,000		13,490,550
Barclays PLC, USD SWAP SEMI 30/360 5YR + 4.8420%, 7.7500%‡,µ	1,500,000		1,635,000
BNP Paribas SA, 1.8750%, 12/14/27	7,000,000	GBP	9,519,634
Cooperatieve Rabobank UA, 3.7500%, 7/21/26	6,000,000		6,612,624
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,632,143
Cooperatieve Radobank UA, EUR SWAP ANNUAL 5 YR + 3.7020%, 3.2500%‡,µ	6,600,000	EUR	7,885,632
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	4,099,427
ING Groep NV, US Treasury Yield Curve Rate 5 Year + 2.8620%, 4.2500%‡,µ	21,780,000		21,124,422
ING Groep NV, US Treasury Yield Curve Rate 5 Year + 4.3420%, 5.7500%‡,µ	1,916,000		2,096,832
JPMorgan Chase & Co, 4.5000%, 1/30/26	6,950,000	AUD	5,657,583
KBC Group NV, EUR SWAP ANNUAL 5 YR + 3.5940%, 4.2500%‡,µ	8,000,000	EUR	9,791,872
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	3,457,710
Lloyds Banking Group PLC, 1.8750%, 1/15/26	6,000,000	GBP	8,210,659
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,771,469
Lloyds Banking Group PLC, 4.3750%, 3/22/28	3,000,000		3,412,440
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	8,508,000	GBP	11,550,125
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	5,486,000		7,954,700
Lloyds Banking Group PLC, USD SWAP SEMI 30/360 5YR + 4.7600%, 7.5000%‡,µ	2,000,000		2,237,500
Lloyds Banking Group PLC, USD SWAP SEMI 30/360 5YR + 4.4960%, 7.5000%‡,µ	4,500,000		5,220,488
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	9,850,000		10,826,579
Nationwide Building Society,
USD ICE SWAP 11AM NY 5 Year + 1.8490%, 4.1250%, 10/18/32 (144A)‡,#	10,000,000		10,926,584

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Banking– (continued)
Nationwide Building Society, 10.2500%‡,µ	850,000	GBP	$2,204,357
Natwest Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.9920%, 4.5000%‡,µ	9,000,000	GBP	12,376,394
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 5.6250%, 6.0000%‡,µ	$970,000		1,085,556
Nordea Bank Abp,
US Treasury Yield Curve Rate 5 Year + 2.6020%, 3.7500% (144A)‡,µ	6,080,000		5,981,200
Royal Bank of Scotland Group PLC, 6.0000%, 12/19/23	3,500,000		3,878,024
Royal Bank of Scotland Group PLC, 5.1250%, 5/28/24	2,600,000		2,864,688
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	11,700,000	GBP	16,672,516
Stichting AK Rabobank Certificaten, 2.1880%‡,µ	16,777,200	EUR	27,934,084
Svenska Handelsbanken AB,
US Treasury Yield Curve Rate 5 Year + 4.0480%, 4.7500%‡,µ	1,800,000		1,917,000
UBS Group AG, USD SWAP SA (VS 6M) 5Y + 4.8660%, 7.0000%‡,µ	3,730,000		4,242,875
			254,989,857
Basic Industry – 2.2%
Argentum Netherlands BV for Givaudan SA, 2.0000%, 9/17/30	3,600,000	EUR	4,722,550
Firmenich Productions SAS, 1.7500%, 4/30/30	15,030,000	EUR	19,077,852
Givaudan Finance Europe BV, 1.6250%, 4/22/32	7,330,000	EUR	9,312,167
International Flavors & Fragrances Inc, 1.8000%, 9/25/26	390,000	EUR	484,039
International Flavors & Fragrances Inc, 4.4500%, 9/26/28	1,212,000		1,397,868
International Flavors & Fragrances Inc, 2.3000%, 11/1/30 (144A)	14,284,000		14,162,127
Smurfit Kappa Treasury ULC, 1.5000%, 9/15/27	3,670,000	EUR	4,506,728
Smurfit Kappa Treasury ULC, 1.0000%, 9/22/33	1,000,000	EUR	1,149,848
Symrise AG, 1.3750%, 7/1/27	4,000,000	EUR	4,883,196
			59,696,375
Brokerage – 0.5%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,797,000		7,345,499
LSEGA Financing PLC, 1.3750%, 4/6/26 (144A)	5,000,000		4,990,452
			12,335,951
Capital Goods – 1.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 2.1250%, 8/15/26	1,500,000	EUR	1,737,297
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	9,208,000		9,373,790
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	2,889,000		2,941,016
Ball Corp, 4.8750%, 3/15/26	1,730,000		1,907,325
Ball Corp, 2.8750%, 8/15/30	19,689,000		19,110,636
Ball Corp, 3.1250%, 9/15/31	9,203,000		9,088,679
Vertical Midco GmbH, 4.3750%, 7/15/27 (144A)	3,500,000	EUR	4,231,084
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	2,492,000		2,611,554
			51,001,381
Communications – 16.7%
Activision Blizzard Inc, 1.3500%, 9/15/30	2,011,000		1,863,789
American Tower Corp, 3.6000%, 1/15/28	7,580,000		8,252,555
American Tower Corp, 3.8000%, 8/15/29	8,686,000		9,631,883
American Tower Corp, 2.9000%, 1/15/30	8,127,000		8,460,765
AT&T Inc, 2.7500%, 6/1/31	14,880,000		15,278,780
Cable One Inc, 4.0000%, 11/15/30 (144A)	5,303,000		5,283,114
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	3,068,000		3,313,440
CCO Holdings LLC / CCO Holdings Capital Corp, 4.7500%, 3/1/30 (144A)	3,159,000		3,302,656
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	418,000		431,259
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	7,968,000		8,106,245
Cellnex Finance Co SA, 3.8750%, 7/7/41 (144A)	3,385,000		3,324,781
Cellnex Telecom SA, 1.8750%, 6/26/29	17,600,000	EUR	20,639,624
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.2000%, 3/15/28	13,160,000		14,698,271
Comcast Corp, 1.5000%, 2/20/29	2,850,000	GBP	3,795,582
Comcast Corp, 1.8750%, 2/20/36	2,460,000	GBP	3,200,769
Crown Castle International Corp, 3.6500%, 9/1/27	1,883,000		2,070,308
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		2,188,358
Crown Castle International Corp, 3.1000%, 11/15/29	5,601,000		5,884,482
Crown Castle International Corp, 3.3000%, 7/1/30	6,929,000		7,384,539
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		4,405,510
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	4,527,000		4,902,515
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	4,201,000		4,122,231
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	2,243,000		2,085,990
Deutsche Telekom AG, 1.3750%, 7/5/34	7,300,000	EUR	8,996,989
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	3,512,315
Deutsche Telekom International Finance BV, 4.3750%, 6/21/28 (144A)	10,600,000		12,247,384
Dolya Holdco, 4.8750%, 7/15/28 (144A)	2,180,000	GBP	2,990,613

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Eircom Finance DAC, 3.5000%, 5/15/26	16,775,000	EUR	$19,839,890
Eircom Finance DAC, 2.6250%, 2/15/27	4,275,000	EUR	4,920,352
Front Range BidCo Inc, 4.0000%, 3/1/27 (144A)	$7,400,000		7,364,702
Lamar Media Corp, 3.6250%, 1/15/31	1,541,000		1,541,000
Lorca Telecom Bondco SA, 4.0000%, 9/18/27 (144A)	2,790,000	EUR	3,247,886
Netflix Inc, 4.8750%, 4/15/28	3,176,000		3,660,340
Netflix Inc, 5.8750%, 11/15/28	12,900,000		15,807,660
Netflix Inc, 3.8750%, 11/15/29	2,980,000	EUR	4,176,259
Netflix Inc, 3.6250%, 6/15/30	6,030,000	EUR	8,371,770
Netflix Inc, 4.8750%, 6/15/30 (144A)	2,143,000		2,523,383
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	4,927,846
Orange SA, 2.0000%, 1/15/29	3,100,000	EUR	4,029,235
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	6,896,821
Orange SA, 3.2500%, 1/15/32	2,900,000	GBP	4,339,712
SBA Communications Corp, 3.1250%, 2/1/29 (144A)	5,373,000		5,191,661
Sirius XM Radio Inc, 5.0000%, 8/1/27 (144A)	2,106,000		2,200,770
Sirius XM Radio Inc, 4.0000%, 7/15/28 (144A)	10,416,000		10,591,770
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	6,067,000		6,559,944
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	6,171,000		6,199,618
Sky Ltd, 2.5000%, 9/15/26	1,015,000	EUR	1,317,331
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		991,313
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,812,943
T-Mobile USA Inc, 3.8750%, 4/15/30	9,017,000		9,956,229
T-Mobile USA Inc, 4.3750%, 4/15/40	7,850,000		9,044,510
T-Mobile USA Inc, 3.0000%, 2/15/41	3,326,000		3,218,012
Vantage Towers AG, 0.3750%, 3/31/27	4,000,000	EUR	4,628,531
Vantage Towers AG, 0.7500%, 3/31/30	7,100,000	EUR	8,206,285
Verizon Communications Inc, 4.5000%, 8/17/27	12,840,000	AUD	10,515,207
Verizon Communications Inc, 2.3500%, 3/23/28	5,000,000	AUD	3,632,683
Verizon Communications Inc, 4.0160%, 12/3/29	3,420,000		3,875,236
Verizon Communications Inc, 2.6500%, 5/6/30	10,200,000	AUD	7,277,154
Verizon Communications Inc, 2.5500%, 3/21/31	6,167,000		6,242,795
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	3,109,000		3,188,202
Virgin Media Secured Finance PLC, 5.2500%, 5/15/29	7,229,000	GBP	10,286,726
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30 (144A)	2,500,000	GBP	3,388,209
Virgin Media Vendor Financing Notes III DAC, 4.8750%, 7/15/28	7,960,000	GBP	10,919,853
VMED O2 UK Financing I PLC, 4.0000%, 1/31/29 (144A)	5,550,000	GBP	7,533,040
Vodafone Group PLC, 3.2500%, 12/13/22	3,600,000	AUD	2,684,144
Vodafone Group PLC, 4.3750%, 5/30/28	20,300,000		23,314,198
Vodafone Group PLC, 1.6000%, 7/29/31	1,500,000	EUR	1,871,712
WMG Acquisition Corp, 2.7500%, 7/15/28 (144A)	4,310,000	EUR	5,141,450
WMG Acquisition Corp, 3.8750%, 7/15/30 (144A)	1,990,000		2,069,600
WMG Acquisition Corp, 3.0000%, 2/15/31 (144A)	6,923,000		6,758,579
Ziggo BV, 4.8750%, 1/15/30 (144A)	8,200,000		8,456,250
Ziggo BV, 3.3750%, 2/28/30	6,800,000	EUR	7,856,059
			456,951,617
Consumer Cyclical – 5.4%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	5,778,000		5,720,220
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	8,224,000		8,338,190
Arches Buyer Inc, 6.1250%, 12/1/28 (144A)	1,652,000		1,683,685
Atlas LuxCo 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp,
4.6250%, 6/1/28 (144A)	2,386,000		2,382,302
Atlas LuxCo 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp,
4.6250%, 6/1/28 (144A)	1,582,000		1,577,064
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	7,126,740
Co-Operative Group Holdings 2011 Ltd, 7.5000%, 7/8/26Ç	2,800,000	GBP	4,506,266
Co-Operative Group Ltd, 5.1250%, 5/17/24	5,900,000	GBP	8,428,317
CPUK Finance Ltd, 4.8750%, 8/28/25	5,810,000	GBP	7,885,939
CPUK Finance Ltd, 6.5000%, 8/28/26	2,830,000	GBP	4,017,503
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	8,562,000		9,649,722
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	9,263,000		9,602,220
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	1,245,682
GLP Capital LP / GLP Financing II Inc, 5.7500%, 6/1/28	1,482,000		1,738,757
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	3,880,000		4,292,522
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	1,439,000		1,583,202
Levi Strauss & Co, 3.5000%, 3/1/31 (144A)	4,792,000		4,839,920
McDonald's Corp, 3.4500%, 9/8/26	9,200,000	AUD	7,205,868
NIKE Inc, 3.3750%, 3/27/50	972,000		1,084,546
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		7,217,497
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		2,167,777
Service Corp International/US, 3.3750%, 8/15/30	4,333,000		4,324,226
Service Corporation International, 4.0000%, 5/15/31	6,752,000		6,979,880
Sodexo SA, 0.7500%, 4/14/27	380,000	EUR	456,382
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	8,698,130

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Sodexo SA, 1.0000%, 4/27/29	5,300,000	EUR	$6,436,534
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	4,510,979
Verisure Holding AB, 3.8750%, 7/15/26 (144A)	4,760,000	EUR	5,650,850
Verisure Holding AB, 3.2500%, 2/15/27 (144A)	2,490,000	EUR	2,896,372
Verisure Midholding AB, 5.2500%, 2/15/29 (144A)	3,345,000	EUR	3,974,437
VICI Properties LP / VICI Note Co Inc, 3.7500%, 2/15/27 (144A)	$707,000		731,745
			146,953,474
Consumer Non-Cyclical – 8.7%
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	2,310,984
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	3,680,000		4,030,532
Aramark Services Inc, 5.0000%, 4/1/25 (144A)	445,000		455,435
Aramark Services Inc, 5.0000%, 2/1/28 (144A)	3,000,000		3,082,500
Avantor Funding Inc, 3.8750%, 7/15/28 (144A)	4,590,000	EUR	5,555,356
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	6,659,000		7,008,597
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	3,873,000		4,268,708
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	4,806,000		5,551,402
CAB SELAS, 3.3750%, 2/1/28 (144A)	2,060,000	EUR	2,406,603
Catalent Pharma Solutions Inc, 3.1250%, 2/15/29 (144A)	4,016,000		3,943,511
Catalent Pharma Solutions Inc, 3.5000%, 4/1/30 (144A)	5,140,000		5,140,000
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,839,151
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		5,473,891
Constellation Brands Inc, 3.5000%, 5/9/27	4,000,000		4,388,749
Constellation Brands Inc, 3.1500%, 8/1/29	13,870,000		14,831,996
Constellation Brands Inc, 2.8750%, 5/1/30	2,382,000		2,477,860
DaVita Inc, 4.6250%, 6/1/30 (144A)	3,808,000		3,916,950
Diageo Capital PLC, 1.3750%, 9/29/25	5,000,000		5,056,545
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,702,374
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	9,186,722
Elanco Animal Health Inc, 5.9000%, 8/28/28	4,920,000		5,756,400
HCA Inc, 5.0000%, 3/15/24	67,000		73,531
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,818,819
HCA Inc, 4.1250%, 6/15/29	9,349,000		10,443,037
HCA Inc, 3.5000%, 9/1/30	1,690,000		1,790,369
HCA Inc, 5.1250%, 6/15/39	5,610,000		6,961,693
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,534,304
Heineken NV, 1.5000%, 10/3/29	2,650,000	EUR	3,332,682
Heineken NV, 2.2500%, 3/30/30	1,800,000	EUR	2,396,783
Heineken NV, 2.0200%, 5/12/32	2,800,000	EUR	3,686,436
Hologic Inc, 3.2500%, 2/15/29 (144A)	9,236,000		9,240,387
IQVIA Inc, 5.0000%, 5/15/27 (144A)	4,897,000		5,086,416
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	3,580,000		4,156,116
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		1,000,498
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,902,139
LVMH Moet Hennessy Louis Vuitton SE, 0.7500%, 5/26/24	5,000,000	EUR	5,933,786
McCormick & Co Inc/MD, 3.4000%, 8/15/27	6,433,000		7,071,692
Mondelez International Inc, 2.7500%, 4/13/30	666,000		696,856
Mozart Debt Merger Sub Inc, 3.8750%, 4/1/29	14,655,000		14,655,000
Nestle Finance International Ltd, 2.2500%, 11/30/23	6,600,000	GBP	9,231,482
Nestle Holdings Inc, 3.9000%, 9/24/38 (144A)	13,745,000		16,220,719
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,858,484
Sunshine Mid BV, 6.5000%, 5/15/26	2,490,000	EUR	2,974,151
Sysco Corp, 3.5500%, 3/15/25	3,088,000		3,343,527
Tesco PLC, 6.1500%, 11/15/37 (144A)	2,001,000		2,608,021
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	1,368,000		1,618,745
Thermo Fisher Scientific Inc, 2.3750%, 4/15/32	1,600,000	EUR	2,147,948
Unilever PLC, 1.5000%, 7/22/26	3,700,000	GBP	5,126,056
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,753,102
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		4,504,862
			236,551,907
Government Sponsored – 1.3%
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	30,000,000	AUD	23,901,798
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	10,948,168
			34,849,966
Insurance – 3.5%
Allianz SE,
US Treasury Yield Curve Rate 5 Year + 2.1650%, 3.2000% (144A)‡,µ	6,800,000		6,596,000
Anthem Inc, 2.2500%, 5/15/30	2,905,000		2,915,072
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	3,395,397
AXA SA, ICE LIBOR GBP 3 Month + 3.2700%, 5.6250%, 1/16/54‡	1,530,000	GBP	2,539,666
BUPA Finance PLC, 5.0000%, 12/8/26	8,200,000	GBP	12,791,859
BUPA Finance PLC, 4.1250%, 6/14/35	13,150,000	GBP	19,856,380
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,µ	4,700,000	GBP	6,230,406

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Insurance– (continued)
Centene Corp, 3.0000%, 10/15/30	$3,876,000		$3,972,900
Centene Corp, 2.5000%, 3/1/31	14,398,000		14,200,027
Centene Corp, 2.6250%, 8/1/31	11,472,000		11,394,449
Legal & General Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 5.2500%, 4.5000%, 11/1/50‡	920,000	GBP	1,391,455
Phoenix Group Holdings PLC, 4.1250%, 7/20/22	1,600,000	GBP	2,209,374
Phoenix Group Holdings PLC, 6.6250%, 12/18/25	2,412,000	GBP	3,871,675
Scottish Widows Ltd, 5.5000%, 6/16/23	2,500,000	GBP	3,610,491
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	1,254,750
			96,229,901
Real Estate Investment Trusts (REITs) – 0.3%
Digital Intrepid Holdings BV, 0.6250%, 7/15/31	4,710,000	EUR	5,213,769
Digital Realty Trust LP, 4.7500%, 10/1/25	1,900,000		2,139,152
			7,352,921
Supranational – 0.9%
European Investment Bank, 2.7000%, 1/12/23	10,000,000	AUD	7,464,702
European Investment Bank, 3.2500%, 1/29/24	17,000,000		18,108,363
			25,573,065
Technology – 8.9%
Apple Inc, 2.4000%, 5/3/23	16,750,000		17,292,321
Autodesk Inc, 2.8500%, 1/15/30	10,745,000		11,204,026
Broadcom Inc, 4.1100%, 9/15/28	3,754,000		4,176,822
Broadcom Inc, 4.1500%, 11/15/30	3,810,000		4,221,376
Broadcom Inc, 2.6000%, 2/15/33 (144A)	5,235,000		5,028,680
Broadcom Inc, 3.7500%, 2/15/51 (144A)	3,754,000		3,746,115
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,068,000		5,051,022
DELL International LLC / EMC Corp, 6.0200%, 6/15/26	9,310,000		11,074,503
DELL International LLC / EMC Corp, 6.2000%, 7/15/30	2,990,000		3,825,021
Equinix Inc, 3.2000%, 11/18/29	9,789,000		10,385,494
Equinix Inc, 3.0000%, 7/15/50	4,397,000		4,170,246
Experian Finance PLC, 2.1250%, 9/27/24	3,500,000	GBP	4,858,355
Fiserv Inc, 2.2500%, 7/1/25	1,310,000	GBP	1,832,966
Fiserv Inc, 3.5000%, 7/1/29	6,240,000		6,795,018
Fiserv Inc, 1.6250%, 7/1/30	3,470,000	EUR	4,306,521
Gartner Inc, 3.7500%, 10/1/30 (144A)	4,237,000		4,360,720
Global Payments Inc, 2.6500%, 2/15/25	2,398,000		2,506,412
Global Payments Inc, 3.2000%, 8/15/29	3,880,000		4,101,534
Global Payments Inc, 2.9000%, 5/15/30	6,188,000		6,384,644
Iron Mountain Inc, 4.8750%, 9/15/27 (144A)	3,294,000		3,419,765
Iron Mountain Inc, 5.2500%, 3/15/28 (144A)	3,291,000		3,439,095
Iron Mountain Inc, 4.8750%, 9/15/29 (144A)	3,305,000		3,461,988
Iron Mountain Inc, 4.5000%, 2/15/31 (144A)	7,531,000		7,638,693
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,026,000		2,144,926
MSCI Inc, 3.6250%, 9/1/30 (144A)	7,448,000		7,699,370
MSCI Inc, 3.6250%, 11/1/31 (144A)	6,702,000		6,973,934
NVIDIA Corp, 0.5840%, 6/14/24	7,000,000		7,008,836
NVIDIA Corp, 3.2000%, 9/16/26	1,627,000		1,780,855
NVIDIA Corp, 1.5500%, 6/15/28	7,000,000		6,971,454
NVIDIA Corp, 2.0000%, 6/15/31	14,000,000		13,925,988
Oracle Corp, 2.9500%, 4/1/30	5,490,000		5,750,969
PayPal Holdings Inc, 2.8500%, 10/1/29	2,440,000		2,604,460
Rackspace Technology Inc, 3.5000%, 2/15/28 (144A)	3,256,000		3,142,756
salesforce.com Inc, 3.7000%, 4/11/28	2,252,000		2,527,781
salesforce.com Inc, 1.9500%, 7/15/31	6,764,000		6,731,920
Square Inc, 3.5000%, 6/1/31 (144A)	12,826,000		13,156,013
VMware Inc, 4.5000%, 5/15/25	4,100,000		4,566,682
VMware Inc, 1.4000%, 8/15/26	2,245,000		2,234,898
VMware Inc, 3.9000%, 8/21/27	4,698,000		5,235,263
VMware Inc, 4.7000%, 5/15/30	14,565,000		17,169,886
			242,907,328
Total Corporate Bonds (cost $1,563,336,833)			1,625,393,743
Foreign Government Bonds– 28.9%
Australia Government Bond, 2.7500%, 4/21/24	53,129,000	AUD	41,037,107
Australia Government Bond, 0.2500%, 11/21/24	105,000,000	AUD	75,725,967
Australia Government Bond, 0.2500%, 11/21/25	55,500,000	AUD	39,566,091
Australia Government Bond, 3.2500%, 4/21/29	54,000,000	AUD	44,784,962
Australia Government Bond, 1.0000%, 11/21/31	40,000,000	AUD	27,563,750
Canadian Government Bond, 1.7500%, 3/1/23	65,000,000	CAD	52,272,288
Canadian Government Bond, 0.2500%, 3/1/26	70,000,000	CAD	53,355,377
Canadian Government Bond, 0.5000%, 12/1/30	76,000,000	CAD	55,005,060
Federal Republic of Germany Bond, 0%, 2/15/31	30,000,000	EUR	35,524,119
Japan Government Five Year Bond, 0.0050%, 6/20/26	5,000,000,000	JPY	45,118,170
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31 (144A)	500,000,000	SEK	55,563,196

Shares or Principal Amounts			Value
Foreign Government Bonds– (continued)
New Zealand Government Bond, 2.7500%, 4/15/25	33,000,000	NZD	$23,849,945
New Zealand Government Bond, 0.5000%, 5/15/26	60,000,000	NZD	39,494,572
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	14,909,425
New Zealand Government Bond, 1.5000%, 5/15/31	33,000,000	NZD	21,767,561
Sweden Government Bond, 1.0000%, 11/12/26	310,000,000	SEK	37,163,088
United Kingdom Gilt, 0.5000%, 7/22/22	59,000,000	GBP	79,707,546
United Kingdom Gilt, 0.1250%, 1/30/26	17,000,000	GBP	22,465,431
United Kingdom Gilt, 0.2500%, 7/31/31	20,000,000	GBP	24,963,830
Total Foreign Government Bonds (cost $797,242,007)			789,837,485
Investment Companies– 8.9%
Money Markets – 8.9%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $242,409,076)	242,386,240		242,410,478
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	22,580		22,580
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 10/1/21	$5,645		5,645
Total Investments Purchased with Cash Collateral from Securities Lending (cost $28,225)			28,225
Total Investments (total cost $2,707,960,244) – 101.2%			2,761,010,934
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%			(31,429,031)
Net Assets – 100%			$2,729,581,903

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,111,125,408	40.2%
United Kingdom	520,550,695	18.9
Australia	228,677,877	8.3
Canada	166,352,945	6.0
Germany	126,287,423	4.6
Sweden	112,055,586	4.1
Netherlands	110,271,154	4.0
New Zealand	100,021,503	3.6
France	64,915,909	2.3
Switzerland	46,586,926	1.7
Japan	45,118,170	1.6
Ireland	44,327,284	1.6
Spain	27,212,291	1.0
Supranational	25,573,065	0.9
Belgium	16,133,388	0.6
Bermuda	9,820,110	0.4
Finland	5,981,200	0.2

Total	$2,761,010,934	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 8.9%
Money Markets - 8.9%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$37,491	$-	$-	$242,410,478
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	410∆	-	-	22,580
Total Affiliated Investments - 8.9%	$37,901	$-	$-	$242,433,058

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 8.9%
Money Markets - 8.9%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	192,922,122	533,158,195	(483,669,839)	242,410,478
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	3,924,662	6,397,703	(10,299,785)	22,580

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	10/27/21	58,750	$(42,579)	$(110)
Australian Dollar	10/27/21	(406,931,215)	294,777,511	616,493
Australian Dollar	10/27/21	(38,375,600)	27,588,665	(152,155)
British Pound	10/27/21	820,314	(1,108,362)	(3,210)
British Pound	10/27/21	(288,407,481)	393,397,338	4,846,031
Canadian Dollar	10/27/21	(198,617,900)	155,123,972	(1,708,582)
Euro	10/27/21	5,656,535	(6,625,877)	(71,370)
Euro	10/27/21	(314,468,334)	368,926,864	4,536,836
Japanese Yen	10/27/21	(5,024,391,435)	45,593,728	434,334
New Zealand Dollar	10/27/21	(145,778,879)	102,381,769	1,796,053
Swedish Krona	10/27/21	(813,952,690)	93,662,167	629,624
Total				$10,923,944

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Sold:
10 Year US Treasury Note	420	12/31/21	$(55,275,938)	$721,875
Ultra 10-Year Treasury Note	808	12/31/21	(117,362,000)	2,183,833
Total				$2,905,708

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Barclays Capital, Inc:

Renault SA, Fixed Rate 1.00%, Paid Quarterly	12/20/21	(3,000,000)	EUR	$10,704	$(14,214)	$(3,510)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2021

Market Value(a)
Credit default swaps, buy protection	$ (588)
Forward foreign currency exchange contracts, purchased	33,207,873
Forward foreign currency exchange contracts, sold	1,487,860,776
Futures contracts, purchased	110,907,203
Futures contracts, sold	137,138,687

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $470,836,989, which represents 17.2% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$6,702,016	$-
Bank Loans and Mezzanine Loans	-	96,638,987	-
Corporate Bonds	-	1,625,393,743	-
Foreign Government Bonds	-	789,837,485	-
Investment Companies	-	242,410,478	-
Investments Purchased with Cash Collateral from Securities Lending	-	28,225	-
Total Investments in Securities	$-	$2,761,010,934	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	12,859,371	-
Total Assets	$-	$2,773,870,305	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,935,427	$-
Outstanding Swap Contracts, at Value	-	3,510	-
Variation Margin Payable on Futures Contracts	233,333	-	-
Total Liabilities	$233,333	$1,938,937	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70258 11-21